Income tax (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020
Income tax
Income tax benefit (expense)	$ 11,225	$ 1,419	$ 12,939	$ 2,381
Increase of Income tax expense	9,800		10,600
Amount accrued in current income taxes	2,700		2,700
Non-cash income tax expense	224	$ 218	$ 432	423
Percentage of accrued interest disallowed			100.00%
Potential future obligation			$ 7,900		$ 3,000
Increases in uncertain tax positions	7,900		7,900	$ 200
Unrecognized tax benefits	$ 10,600		$ 10,600			$ 2,700